Subsidiary Guarantor Information - Supplemental Statement of Comprehensive Income (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Supplemental information [line items]
Net sales		$ 948,946,360	$ 1,392,862,505	$ 1,672,446,148
Services income	$ 236,381	4,715,484	9,108,680	8,673,002
Total of sales	47,805,715	953,661,844	1,401,971,185	1,681,119,150
Impairment of wells, pipelines, properties, plant and equipment		(36,353,700)	(31,283,154)	21,418,997
Cost of sales	41,737,792	832,614,690	1,122,933,424	1,199,511,561
Gross income	4,245,564	84,693,454	247,754,607	503,026,586
Other revenues (expenses), net		10,574,132	7,728,756	23,052,511
General expenses:
Total general expenses		158,330,686	152,654,733	158,678,690
Operating income	(3,161,261)	(63,063,100)	102,828,630	367,400,407
Financing cost, net		(127,927,053)	(126,889,660)	(111,428,513)
Foreign exchange income , net		(128,949,304)	86,930,388	23,659,480
Profit (loss) sharing in joint ventures and associates	(177,482)	(3,540,533)	(1,157,893)	1,527,012
(Loss) income before duties, taxes and other	(16,215,590)	(323,479,990)	61,711,465	281,158,386
Total taxes, duties and other		185,572,075	343,823,489	461,578,223
Net loss	(25,518,054)	(509,052,065)	(282,112,024)	(180,419,837)
Total other comprehensive result	(566,724)	(11,305,412)	(312,022,846)	223,391,747
Total comprehensive result for the year	$ (26,084,778)	(520,357,477)	(594,134,870)	42,971,910
Petroleos Mexicanos [member]
Supplemental information [line items]
Net sales			0
Services income		78,461,654	59,915,165	75,979,835
Total of sales		78,461,654	59,915,165	75,979,835
Impairment of wells, pipelines, properties, plant and equipment			0
Cost of sales		982,896	989,308	1,905,865
Gross income		77,478,758	58,925,857	74,073,970
Other revenues (expenses), net		170,887	139,412	73,183
General expenses:
Total general expenses		75,817,961	62,645,185	69,479,218
Operating income		1,831,684	(3,579,916)	4,667,935
Financing cost, net		(54,710,062)	(66,593,657)	(64,226,376)
Foreign exchange income , net		(1,778,917)	3,912,176	(3,832,933)
Profit (loss) sharing in joint ventures and associates		(433,417,288)	(292,585,923)	(125,246,527)
(Loss) income before duties, taxes and other		(488,074,583)	(358,847,320)	(188,637,901)
Total taxes, duties and other		20,804,230	(11,557,958)	(8,272,851)
Net loss		(508,878,813)	(347,289,362)	(180,365,050)
Total other comprehensive result		(6,062,096)	(55,495,859)	47,357,316
Total comprehensive result for the year		(514,940,909)	(402,785,221)	(133,007,734)
Subsidiary guarantors [member]
Supplemental information [line items]
Net sales		1,115,845,485	1,623,118,346	1,941,467,663
Services income		88,034,087	131,935,732	113,113,024
Total of sales		1,203,879,572	1,755,054,078	2,054,580,687
Impairment of wells, pipelines, properties, plant and equipment		(36,303,470)	(27,672,704)	25,384,888
Cost of sales		1,090,745,812	1,488,250,706	1,536,120,030
Gross income		76,830,290	239,130,668	543,845,545
Other revenues (expenses), net		5,733,633	3,048,907	(26,020,067)
General expenses:
Total general expenses		154,020,378	141,628,000	158,965,537
Operating income		(71,456,455)	100,551,575	358,859,941
Financing cost, net		(70,134,087)	(57,364,522)	(46,203,154)
Foreign exchange income , net		(125,864,355)	82,143,830	26,526,563
Profit (loss) sharing in joint ventures and associates		1,288,687	116,536	53,058
(Loss) income before duties, taxes and other		(266,166,210)	125,447,419	339,236,408
Total taxes, duties and other		159,451,307	352,239,318	466,788,123
Net loss		(425,617,517)	(226,791,899)	(127,551,715)
Total other comprehensive result		(12,844,301)	(253,482,329)	176,174,564
Total comprehensive result for the year		(438,461,818)	(480,274,228)	48,622,849
Non-guarantor subsidiaries [member]
Supplemental information [line items]
Net sales		459,202,040	712,266,064	912,726,857
Services income		12,253,482	9,683,190	5,960,807
Total of sales		471,455,522	721,949,254	918,687,664
Impairment of wells, pipelines, properties, plant and equipment		(50,230)	(3,610,450)	(3,965,891)
Cost of sales		460,296,695	705,101,991	910,525,715
Gross income		11,108,597	13,236,813	4,196,058
Other revenues (expenses), net		4,635,082	4,616,272	8,710,216
General expenses:
Total general expenses		9,198,761	11,974,223	10,248,039
Operating income		6,544,918	5,878,862	2,658,235
Financing cost, net		(3,066,150)	(2,953,372)	(475,599)
Foreign exchange income , net		(1,306,032)	874,382	965,850
Profit (loss) sharing in joint ventures and associates		(12,588,491)	(4,297,609)	2,164,868
(Loss) income before duties, taxes and other		(10,415,755)	(497,737)	5,313,354
Total taxes, duties and other		5,316,538	3,142,129	3,062,951
Net loss		(15,732,293)	(3,639,866)	2,250,403
Total other comprehensive result		7,600,985	(375,252)	(140,133)
Total comprehensive result for the year		(8,131,308)	(4,015,118)	2,110,270
Eliminations [member]
Supplemental information [line items]
Net sales		(626,101,165)	(942,521,905)	(1,181,748,372)
Services income		(174,033,739)	(192,425,407)	(186,380,664)
Total of sales		(800,134,904)	(1,134,947,312)	(1,368,129,036)
Impairment of wells, pipelines, properties, plant and equipment			0
Cost of sales		(719,410,713)	(1,071,408,581)	(1,249,040,049)
Gross income		(80,724,191)	(63,538,731)	(119,088,987)
Other revenues (expenses), net		34,530	(75,835)	40,289,179
General expenses:
Total general expenses		(80,706,414)	(63,592,675)	(80,014,104)
Operating income		16,753	(21,891)	1,214,296
Financing cost, net		(16,754)	21,891	(523,384)
Foreign exchange income , net			0
Profit (loss) sharing in joint ventures and associates		441,176,559	295,609,103	124,555,613
(Loss) income before duties, taxes and other		441,176,558	295,609,103	125,246,525
Total taxes, duties and other			0
Net loss		441,176,558	295,609,103	125,246,525
Total other comprehensive result			(2,669,406)
Total comprehensive result for the year		$ 441,176,558	$ 292,939,697	$ 125,246,525